CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - PIF Convertible Notes (Details) - Series D - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2020
Class of Stock [Line Items]
Conversion of Convertible Notes					$ 271,985
Amount of shares issued	$ 200,000	$ 200,000	$ 400,000	$ 200,000
Contingent forward contract liability reclassified					39,563
Total proceeds					$ 1,311,548